Equity - Increase of authorized share capital (Details)	May 23, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Jun. 30, 2023 $ / shares shares	Apr. 27, 2022 USD ($) $ / shares shares
Equity
Value of ordinary shares authorized | $				$ 3,000,000
Increase in share capital | $				$ 1,500,000
Increase in ordinary shares | shares				150,000,000
Number of ordinary shares authorized | shares	10,000,000	10,000,000	10,000,000	300,000,000
Ordinary shares, par value | $ / shares	$ 0.30	$ 0.3	$ 0.3	$ 0.01
Reverse share split	0.03